Taxes (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax rate	9.45%	(0.93%)	7.50%
Unrecognized uncertain tax positions	¥ 0	¥ 0
Interest and penalties	¥ 0	¥ 0
HONG KONG
Tax rate	16.50%
SINGAPORE
Income tax, description	Fe-da Electronics was incorporated in Singapore and was subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws before the financial year 2024. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 taxable income and 50% of the next SGD 190,000 taxable income is exempted from income tax.
VAT rate	7.00%
CHINA
VAT rate	13.00%